OTHER (GAINS) AND LOSSES (Tables)	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Schedule of other gains and losses

	2023	2022
Net gain on foreign currency exchange differences	$(11.7)	$(0.9)
Cloud computing transition adjustment	—	13.4
Remeasurement of royalty obligations	(8.8)	(23.8)
Remeasurement of contingent consideration arising on business combinations	2.6	(11.4)
Other	(4.9)	(14.3)
Other (gains) and losses	$(22.8)	$(37.0)